WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 145.1%
Alabama - 7.9%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$2,600,000	$2,797,637
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	700,000	728,834	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	11,759,801
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,465,196
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	9,956,092
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	7,476,741
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	5,690,000	5,736,353	(b)(c)

Total Alabama				39,920,654

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	821,693
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	1,045,748	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	445,311
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,626,614

Total Alaska				3,939,366

Arizona - 5.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	750,296
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000	4,254,102	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,014,108	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	816,614
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,167,999

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Series 2007	5.000%	12/1/32	$10,000,000	$10,698,414
Series 2007	5.000%	12/1/37	5,500,000	5,807,752

Total Arizona				25,509,285

California - 20.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,050,000	2,164,044
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	1,750,000	1,834,563
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,085,218	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.770%	4/1/24	5,500,000	5,528,947	(b)(c)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	700,000	712,474	(b)(c)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	527,254
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	3,400,000	3,465,577	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,517,571	(a)(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,023,022
Various Purpose, Refunding	5.000%	10/1/41	3,250,000	3,620,152
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,774,574	(d)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	750,000	708,434
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,364,758
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,454,840
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	781,060	(a)

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	$500,000	$485,951	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	500,000	526,753	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	6,015,798	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	1,844,622	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	2,700,644
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	4,000,000	4,263,380
Series C	5.000%	7/1/37	1,000,000	1,090,749
Series C	5.000%	7/1/42	2,000,000	2,156,856
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,619,156
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,199,002
Series B	6.500%	11/1/39	8,000,000	9,666,093
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	1,882,774
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	545,000	525,143
Community Facilities District No. 2003-1	5.750%	9/1/52	1,000,000	946,413
Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,040,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,079,406
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,096,889
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,563,969	(a)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	2,500,000	2,652,529

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	$5,000,000	$5,182,278	(a)
Series B	5.000%	5/1/46	4,135,000	4,254,394	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,553,979	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,083,480
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	1,000,000	1,047,804
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	533,321
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	522,196

Total California				102,096,067

Colorado - 6.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	505,262
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,688,662
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	1,743,843
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	607,047
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	11,502,782	(a)(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	14,886,819

Total Colorado				30,934,415

Connecticut - 1.7%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,633,698
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,018,932
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	1,826,635
Series E	5.000%	10/15/34	930,000	1,000,286

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$900,000	$932,653	(d)

Total Connecticut				8,412,204

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,869,154

Florida - 5.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,284,191	(a)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	426,624	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	575,381	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,503,438
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	700,000	656,234
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,541,029	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,000,000	1,039,920	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,067,588	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,045,327
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	783,830
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	780,757
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,200,000	2,198,758
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	500,000	424,384
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,043,133

Total Florida				25,370,594

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.9%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	$1,000,000	$1,090,728
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	1,000,000	1,018,159
Project One, Series A	5.000%	1/1/50	1,000,000	1,036,228
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	820,197
Series C	4.000%	9/1/26	560,000	561,778	(b)(c)

Total Georgia				4,527,090

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	970,000	912,702

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,162,057

Illinois - 18.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,548,779
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	103,926
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	430,160
Dedicated, Series H	5.000%	12/1/36	500,000	518,163
Dedicated, Series H	5.000%	12/1/46	4,150,000	4,242,551
Series D	5.000%	12/1/46	6,435,000	6,602,320
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	1,027,054
Series A, Refunding	5.625%	1/1/29	2,000,000	2,166,792
Series A, Refunding	6.000%	1/1/38	1,500,000	1,613,579
Series C, Refunding	5.000%	1/1/25	3,000,000	3,126,708
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,044,978
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,590,387	(g)
Series A, Refunding	5.000%	1/1/31	1,000,000	1,031,683	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,169,350	(a)
TrIPS Obligated Group	5.000%	7/1/48	700,000	710,100	(a)

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$1,000,000	$1,036,946
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	532,169
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,161,581
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,008,691
Second Lien, Series A	5.000%	1/1/47	2,300,000	2,373,631
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	790,439
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,926,696
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,398,145
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,195,866
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	2,688,032
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,149,153
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	1,750,000	1,679,136
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	1,817,497
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	477,027
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	819,350
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,808,958
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,554,234
Series 2016	5.000%	11/1/33	2,350,000	2,441,771
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,754,707
Series A	5.000%	3/1/34	2,000,000	2,136,620
Series A	5.000%	5/1/36	690,000	719,532

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A	5.000%	5/1/39	$2,000,000	$2,074,075
Series A	5.000%	3/1/46	1,750,000	1,817,445
Series A, Refunding	5.000%	10/1/29	3,795,000	4,072,006
Series A, Refunding	5.000%	10/1/30	500,000	534,187
Series B, Refunding	5.000%	10/1/29	750,000	804,744
Series D	5.000%	11/1/27	2,000,000	2,140,997
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,750,000	2,512,145
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,316,370
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	7,299,351
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,087,625

Total Illinois				95,055,656

Indiana - 2.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	1,917,049
Marion General Hospital, Series A	4.000%	7/1/45	900,000	824,336
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	900,000	905,261
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,097,785	(a)(e)
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,933,867
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,040,272	(a)

Total Indiana				11,718,570

Iowa - 0.7%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	3,400,000	3,487,520	(b)(c)

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,064,435

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$5,000,000	$5,037,278	(b)(c)
Series C	4.000%	6/1/25	5,800,000	5,851,949	(b)(c)

Total Kentucky				11,953,662

Louisiana - 1.0%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,090,181	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,750,000	1,663,893	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,300,000	1,244,364	(b)(c)

Total Louisiana				4,998,438

Maryland - 0.5%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,161,559
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,495,000	1,434,868

Total Maryland				2,596,427

Massachusetts - 3.3%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,081,080
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	506,232
Northeastern University, Refunding	5.000%	10/1/44	2,000,000	2,170,360
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	720,411
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	519,576
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	1,100,000	1,031,821	(a)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,821,320	(a)
Series E	5.000%	7/1/51	5,480,000	5,778,458	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,056,727	(e)

Total Massachusetts				16,685,985

Michigan - 3.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,033,716

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	$5,500,000	$5,794,942
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	534,225
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,069,875	(a)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	662,767
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	660,305
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,203,101
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	263,634
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	500,000	458,400
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	325,000	332,248
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,155,837
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,385,872	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,595,278	(e)

Total Michigan				19,150,200

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,582,030	(e)

Missouri - 0.8%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,710,000	2,727,517
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,182,794

Total Missouri				3,910,311

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 11.0%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$750,000	$776,646
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,546,056	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	844,190	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.270%	3/1/28	15,000,000	15,011,784	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,083,845
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,152,130
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,033,275	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	674,751	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	419,871
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,256,601
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,577,507
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,717,274
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,198,175
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,072,939
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,007,796
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	2,869,211
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	2,675,000	2,904,835
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	5,500,000	6,152,882
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	628,090

Total New Jersey				55,927,858

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 20.3%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	$1,280,000	$1,381,925
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,138,778
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,593,138
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	500,000	522,555
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	480,403
Green Bonds, Series D-1	5.000%	11/15/43	500,000	515,739
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,636,742
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,123,847
Series A-2	5.000%	5/15/30	1,800,000	1,978,513	(b)(c)
Series C-1	5.000%	11/15/33	350,000	365,140
New York City, NY, GO:
Subseries F-1	5.000%	3/1/39	2,000,000	2,178,075
Subseries F-1	5.000%	3/1/50	2,000,000	2,134,949
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	459,094
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	695,890
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,694,389
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	4,500,000	4,279,711
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,588,727
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,180,760
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	1,000,000	1,068,019
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,000,000	1,878,347
Series B, Refunding	5.000%	2/15/43	5,000	5,595	(e)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,185,357
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,139,893

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	$3,250,000	$3,666,304
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	3,250,000	3,464,354
Bidding Group 5, Series A, Refunding	4.000%	3/15/47	7,420,000	7,027,755
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,692,900	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	3,800,000	2,895,631
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,704,642
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	3,000,000	2,835,323
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,807,577	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,391,860	(a)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,004,812
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	9,464,684	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	255,863	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,028,150	(a)
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	2,500,000	2,368,620	(g)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,780,602
Consolidated Series 221	4.000%	7/15/50	2,600,000	2,331,805	(a)
Series 221	4.000%	7/15/55	1,000,000	884,261	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$1,250,000	$1,340,813
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,676,231
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,143,068
Senior Lien, MTA Bridges & Tunnels, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,681,513
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,950,000	5,326,531

Total New York				102,998,885

North Carolina - 1.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	1,850,103
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	724,518
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	472,579
The Forest at Duke Project	4.000%	9/1/46	715,000	657,932
The Forest at Duke Project	4.000%	9/1/51	1,000,000	902,969
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	767,714
Series A, Refunding	5.000%	7/1/51	1,500,000	1,533,286

Total North Carolina				6,909,101

Ohio - 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,285,947
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,070,818	(e)
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,364,064	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,000,000	1,020,925	(a)(b)(c)

Total Ohio				12,741,754

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	$2,000,000	$1,913,603
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	832	*(h)(i)

Total Oklahoma				1,914,435

Oregon - 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,054,058
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,036,793	(a)

Total Oregon				3,090,851

Pennsylvania - 4.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	272,356
Series 2018	5.000%	6/1/33	500,000	542,410
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	397,221	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	855,000	905,664	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,176,855
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	587,716	(e)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/51	2,750,000	2,865,224
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,341,500
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	1,500,000	1,583,324
Series C, Refunding	4.000%	12/1/51	2,000,000	1,917,259
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,045,189
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,063,576
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,362,145

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	$1,755,000	$1,865,938
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,047,013	(e)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	644,560
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	1,901,959

Total Pennsylvania				22,519,909

Puerto Rico - 5.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	3,700,000	3,711,636	(d)
Series B, Refunding	5.000%	7/1/33	1,340,000	1,384,600	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,634	14,450
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	34,414
Restructured, Series A-1	5.250%	7/1/23	26,240	26,637
Restructured, Series A-1	5.375%	7/1/25	52,334	54,012
Restructured, Series A-1	5.625%	7/1/27	51,860	55,034
Restructured, Series A-1	5.625%	7/1/29	51,018	54,948
Restructured, Series A-1	5.750%	7/1/31	49,554	54,364
Restructured, Series A-1	4.000%	7/1/33	46,990	44,030
Restructured, Series A-1	4.000%	7/1/35	42,237	38,835
Restructured, Series A-1	4.000%	7/1/37	36,251	32,484
Restructured, Series A-1	4.000%	7/1/41	49,287	43,043
Restructured, Series A-1	4.000%	7/1/46	51,258	43,529
Subseries CW	0.000%	11/1/43	234,022	120,814	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,230,000	1,811,875	*(h)
Series A	5.050%	7/1/42	350,000	283,500	*(h)
Series XX	5.250%	7/1/40	3,495,000	2,839,688	*(h)
Series ZZ, Refunding	5.250%	7/1/18	1,250,000	1,009,375	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	805,151
CAB, Restructured, Series A-1	0.000%	7/1/46	6,030,000	1,726,952
Restructured, Series A-1	4.550%	7/1/40	230,000	229,999

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	5.000%	7/1/58	$4,000,000	$3,880,427
Restructured, Series A-2	4.329%	7/1/40	5,380,000	5,236,192
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,549,977

Total Puerto Rico				27,085,966

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,000,000	1,937,871
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	1,808,578	(a)

Total South Carolina				3,746,449

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	515,342

Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,225,498
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	540,376
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,075,715
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	6,568,569	(b)(c)

Total Tennessee				9,410,158

Texas - 7.7%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,389,634	(e)
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,314,874
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	1,500,000	1,564,066	(a)
Series B	5.000%	11/15/39	2,520,000	2,647,897	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	3,300,000	2,996,752
Forney, TX, ISD, GO, School Building:
Series 2019, PSF - GTD	5.000%	2/15/49	500,000	536,367
Series B, PSF - GTD	4.000%	8/15/47	1,250,000	1,218,579

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	$4,000,000	$4,223,775
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	845,000	920,276	(f)
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	5,525,921	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,500,000	1,357,278	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,894,447	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,041,438
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	126,277	(a)
Series 2017	5.000%	11/1/36	120,000	125,656	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	2,000,000	1,716,674
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	765,845
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,000,000	803,206
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	868,701
Series B, Refunding	5.000%	1/1/40	2,000,000	2,012,710
Series B, Refunding	5.000%	1/1/45	2,105,000	2,176,468
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	260,687	(a)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	1,750,000	1,695,322
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,619,515	(a)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$500,000	$301,250	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(h)

Total Texas				39,111,115

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,424,458	(a)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,040,099
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,000,000	871,626
Series 2021	4.000%	10/15/38	500,000	439,942

Total Utah				7,776,125

Virginia - 1.9%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	750,502
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,151,202	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,563,052	(a)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	542,898
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	300,000	322,757
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,181,079	(a)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,053,384	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	1,250,000	1,295,602	(a)

Total Virginia				9,860,476

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 2.1%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	$1,500,000	$1,570,149	(a)
Series 2019	4.000%	4/1/44	750,000	697,394	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,564,271	(a)
Series 2022, Refunding	5.000%	8/1/41	2,500,000	2,680,751	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,052,432	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	264,567
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,124,063
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,544,485

Total Washington				10,498,112

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,382,597	(b)(c)

Wisconsin - 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,635,002
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	500,000	519,202
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,390,000	1,221,212	(d)

Total Wisconsin				4,375,416

TOTAL MUNICIPAL BONDS (Cost - $743,833,631)				736,656,936

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (k) - 1.6%
New York - 1.6%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $8,479,662)	4.000%	3/15/45	8,480,000	8,081,383

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $752,313,293)				744,738,319

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
California - 0.1%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	1.250%	5/1/30	$200,000	$200,000	(a)(l)(m)

Florida - 0.1%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	1.040%	11/1/38	500,000	500,000	(l)(m)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.210%	5/1/24	200,000	200,000	(a)(l)(m)

Total Florida				700,000

Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.980%	10/1/42	135,000	135,000	(l)(m)

Mississippi - 0.8%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.000%	12/1/30	1,000,000	1,000,000	(l)(m)
Chevron USA Inc. Project, Series G	1.000%	11/1/35	1,700,000	1,700,000	(l)(m)
Chevron USA Inc. Project, Series H	1.000%	11/1/35	900,000	900,000	(l)(m)
Chevron USA Inc. Project, Series K	1.000%	11/1/35	600,000	600,000	(l)(m)

Total Mississippi				4,200,000

Nevada - 0.2%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LOC - FNMA, LIQ - FNMA	1.670%	4/15/33	800,000	800,000	(a)(l)(m)

New York - 0.5%
New York City, NY, GO, Subseries I-4, LOC - TD Bank N.A.	1.030%	4/1/36	1,040,000	1,040,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	1.030%	6/15/48	745,000	745,000	(l)(m)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	1.030%	11/1/29	$300,000	$300,000	(l)(m)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.010%	1/1/32	500,000	500,000	(l)(m)

Total New York				2,585,000

North Dakota - 0.0%††
North Dakota State HFA Revenue, Series C, SPA - TD Bank N.A.	1.680%	1/1/46	100,000	100,000	(l)(m)

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.020%	8/1/34	100,000	100,000	(l)(m)

Texas - 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.040%	10/1/41	300,000	300,000	(l)(m)

TOTAL MUNICIPAL BONDS (Cost - $9,120,000)				9,120,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $80,827)	2.057%		80,827	80,827	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,200,827)				9,200,827

TOTAL INVESTMENTS - 148.5% (Cost - $761,514,120)				753,939,146

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.4)%				(27,625,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (42.9)%				(217,575,000)
TOB Floating Rate Notes - (1.3)%				(6,360,000)
Other Assets in Excess of Other Liabilities - 1.1%				5,228,460

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$507,607,606

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The coupon payment on this security is currently in default as of August 31, 2022.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	The maturity principal is currently in default as of August 31, 2022.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $80,827 and the cost was $80,827 (Note 2).

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

25

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$736,656,936	—	$736,656,936
Municipal Bonds Deposited in Tender Option Bond Trust	—	8,081,383	—	8,081,383

Total Long-Term Investments	—	744,738,319	—	744,738,319

Short-Term Investments†:
Municipal Bonds	—	9,120,000	—	9,120,000
Money Market Funds	$80,827	—	—	80,827

Total Short-Term Investments	80,827	9,120,000	—	9,200,827

Total Investments	$80,827	$753,858,319	—	$753,939,146

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate
	Value at
	May 31,	Purchased		Sold
	2022	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,485	$827,232	827,232	$753,890	753,890

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$165	—	$80,827

27